Fair Value Measurement - Fair Value Financials Instruments Nonrecurring Basis (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Impaired Loans	$ 611,390	$ 665,267	$ 1,321,500
Real estate held for resale	327,925	340,659	225,872
Total Fair Value Measurement	939,315	1,005,926	1,547,372
Fair Value Impaired Loans amd Real Estate Held For Sale Level 1
Impaired Loans
Real estate held for resale
Total Fair Value Measurement
Fair Value Impaired Loans & Real Estate Held for Sale Level 2
Impaired Loans
Real estate held for resale
Total Fair Value Measurement
Impaired Loans
Impaired Loans	611,390	665,267	1,321,500
Real estate held for resale	327,925	340,659	225,872
Total Fair Value Measurement	$ 939,315	$ 1,005,926	$ 1,547,372